35. COLLATERALS COMMITTED WITH THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Collaterals Committed With Third Parties Tables Abstract
Details of indirect collateral
35.1	Direct collaterals as of December 31, 2018 and 2017.

				Balances pending payment at the
Creditor of the guarantee	Debtor Name	Relationship	Type of guarantee	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$	1 year	2 years	Over 3 years
Instituto de Desarrollo Agropecuario	Viña Concha y Toro S.A.	Third party	Per contract	—	1,193	—	—	—
Instituto de Desarrollo Agropecuario	Viña Concha y Toro S.A.	Third party	Per contract	2,006	2,006	2,006	—	—
Instituto de Desarrollo Agropecuario	Viña Concha y Toro S.A.	Third party	Per contract	2,045	—	—	—	—
Ministerio de Obras Públicas	Viña Concha y Toro S.A.	Third party	Per contract	—	1,225	—	—	—
Ministerio de Obras Públicas	Viña Concha y Toro S.A.	Third party	Per contract	1,236	—	1,236	—	—
Ministerio de Obras Públicas	Viña Concha y Toro S.A.	Third party	Per contract	1,236	—	1,236	—	—
Comisión Nacional de Investigación	Viña Concha y Toro S.A.	Third party	Per contract	—	20,850	—	—	—
Comite Innova Chile	Viña Concha y Toro S.A.	Third party	Per contract	11,132	11,132	11,132	—	—
Comite Innova Chile	Viña Concha y Toro S.A.	Third party	Per contract	—	371,080	—	—	—
Comite Innova Chile	Viña Concha y Toro S.A.	Third party	Per contract	12,000	12,000	12,000	—	—
Comite Innova Chile	Viña Concha y Toro S.A.	Third party	Per contract	280,000	280,000	—	—	280,000
Rockstar	Viña Concha y Toro S.A.	Third party	Per contract	173,693	—	173,693	—	—
Comite Innova Chile	Viña Concha y Toro S.A.	Third party	Per contract	280,609	—	—	280,609	—

35.2	Indirect collaterals as of December 31, 2018 and 2017.

				Balances pending payment at the
Creditor of the guarantee	Debtor Name	Relationship	Type of guarantee	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$	1 year	2 years	Over 3 years
BBVA Frances	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	—	1,352,450	—	—	—
BBVA Frances	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	—	706,963	—	—	—
Liberty Mutual	Fetzer Vineyars	Subsidiary	Co-debtor	—	178,585	—	—	—
Mexico	VCT Mexico	Subsidiary	Co-debtor	2,223,264	—	2,223,264	—	—
Fetzer	Fetzer Vineyars	Subsidiary	Co-debtor	201,831	—	201,831	—	—
Robino y Galandrino	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	—	1,967,200	—	—	—
Credicorp	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	—	992,821	—	—	—
BBVA Frances	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	—	749,995	—	—	—
Credicoorp	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	—	829,913	—	—	—
Alfa Laval SpA	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	—	121,682	—	—	—
Robino y Galandrino	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	—	106,982	—	—	—
Banco de La Nacion	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	—	1,235,648	—	—	—
Trivento	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	2,813,819	—	—	—	—
Trivento	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	778,142	—	778,142	—	—
Trivento	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	773,974	—	773,974	—	—
CREDICOOP COOP	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	708,665	—	3,977,211	—	—
BBVA Frances	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	1,198,478	—	7,954,422	—	—
Credicoop	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	917,096	—	15,908,843	—	—
BBVA Frances	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	566,238	—	31,817,687	—	—
Credicoop	Trivento Bodegas y Viñedos S.A.	Subsidiary	Co-debtor	2,612,335	—	61,412,110	—	—